Victory RS Science and Technology Fund Expense Example, No Redemption - Victory RS Science and Technology Fund - Class C	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 231
Expense Example, No Redemption, 3 Years	780
Expense Example, No Redemption, 5 Years	1,356
Expense Example, No Redemption, 10 Years	$ 2,638